Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
DERIVATIVES

NOTE 18 – DERIVATIVES

The Company utilizes interest rate swap agreements as part of its asset liability management strategy to help manage its interest rate risk position. The notional amount of the interest rate swaps does not represent amounts exchanged by the parties. The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest rate swap agreements.

Interest Rate Swaps Designated as Cash Flow Hedges: Interest rate swaps with notional amounts of $30.25 million as of December 31, 2012 and 2011, were designated as cash flow hedges of subordinated debentures, certain CDARS deposits and FHLB advances and were determined to be fully effective during all periods presented. As such, no amount of ineffectiveness has been included in net income. Therefore, the aggregate fair value of the swaps is recorded in other assets (liabilities) with changes in fair value recorded in other comprehensive income (loss). The amount included in accumulated other comprehensive income (loss) would be reclassified to current earnings should the hedges no longer be considered effective. The hedge would no longer be considered effective if a portion of the hedge becomes ineffective, the item hedged is no longer in existence or the Company discontinues hedge accounting. The Company expects the hedges to remain fully effective during the remaining terms of the swaps. The Company does not expect any amounts to be reclassed from other comprehensive income over the next 12 months.

Information related to the interest-rate swaps designated as cash flow hedges as of year-end is as follows:

	2012	2011
Subordinated debentures
Notional amount	$5,000	$5,000
Fixed interest rate payable	5.54%	5.54%
Variable interest rate receivable (Three month LIBOR plus 3.10%)	3.41%	3.67%
Unrealized gains (losses)	(131)	(192)
Maturity date	March 26, 2014

CDARS deposits
Notional amount	$10,250	$10,250
Fixed interest rate payable	3.19%	3.19%
Variable interest rate receivable (One month LIBOR plus 0.55%)	0.76%	0.84%
Unrealized gains (losses)	(428)	(569)
Maturity date	October 9, 2014

	2012	2011
FHLB Advance
Notional amount	$5,000	$5,000
Fixed interest rate payable	3.54%	3.54%
Variable interest rate receivable (Three month LIBOR plus 0.22%)	0.53%	0.78%
Unrealized gains (losses)	(395)	(443)
Maturity date	September 20, 2015

FHLB Advance
Notional amount	$10,000	$10,000
Fixed interest rate payable	3.69%	3.69%
Variable interest rate receivable (Three month LIBOR plus 0.25%)	0.57%	0.66%
Unrealized gains (losses)	(1,030)	(1,057)
Maturity date	July 19, 2016

Interest expense recorded on these swap transactions totaled $(976) and $(998) during 2012 and 2011 and is reported as a component of interest expense on subordinated debentures, deposits and FHLB advances.

The following table presents the net gains (losses) recorded in accumulated other comprehensive income (loss) and the Consolidated Statements of Income relating to the cash flow derivative instruments for the year ended December 31:

	Net amount of gain (loss) recognized in OCI (Effective Portion) 2012	Net amount of gain (loss) reclassified from OCI to interest income 2012	Net amount of gain (loss) recognized in other non interest income (Ineffective Portion) 2012

Interest rate contracts	$182	$—	$—

	Net amount of gain (loss) recognized in OCI (Effective Portion) 2011	Net amount of gain (loss) reclassified from OCI to interest income 2011	Net amount of gain (loss) recognized in other non interest income (Ineffective Portion) 2011

Interest rate contracts	$(502)	$—	$—

The following table reflects the cash flow hedges included in the consolidated balance sheets as of December 31:

	2012
	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to	$(5,000)	$(131)
Subordinated debentures
CDARS deposits	(10,250)	(428)
FHLB advances	(15,000)	(1,425)

Total included in other liabilities		$(1,984)

	2011
	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to	$(5,000)	$(192)
Subordinated debentures
CDARS deposits	(10,250)	(569)
FHLB advances	(15,000)	(1,500)

Total included in other liabilities		$(2,261)

Interest Rate Swaps Designated as Fair Value Hedges: An interest rate swap with a notional amount of $5,000 as of December 31, 2011 was designated as a fair value hedge of certain brokered deposits. On September 15, 2012, this fair value hedge of certain brokered deposits was called by the counterparty. Information related to the interest-rate swap designated as a fair value hedge as of December 31, 2011 is as follows:

2011
Brokered deposits
Notional amount	$5,000
Variable interest rate payable (One month LIBOR less 0.25%)	0.03%
Fixed interest rate receivable	1.25%
Maturity date	September 15, 2020

Interest income (expense) recorded on this swap transaction totaled $44 and $62 for the years ended December 31, 2012 and 2011 and is reported as a component of interest expense on deposits. Gains (losses) on the fair market value hedge are recorded in other noninterest income and totaled $3 and $(14) for the years ended December 31, 2012 and 2011.

The following table reflects the fair value hedge included in the consolidated balance sheets as of December 31, 2011:

	2011
	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to brokered deposits	$(5,000)	$(22)

Total included in other liabilities		$(22)

The counterparty to the Company’s derivatives is exposed to credit risk whenever the derivative is in a liability position. As a result, the Company has collateralized the liability with cash and security collateral held in safekeeping by Bank of New York. At December 31, 2012 and 2011, the Company had $220, respectively, in cash and securities with fair market values of $2,586 and $3,761, respectively, posted as collateral for these derivatives.